Donation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Donation (Details) [Line Items]
Cash donation	¥ 10,000	¥ 10,000
Research on Fundamental Education Program [Member]
Donation (Details) [Line Items]
Payments for donations		¥ 10,000